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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 6/30/2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Zweig Advisers, LLC
                 -------------------------------
   Address:      900 Third Ave.
                 -------------------------------
                 New York, NY 10022
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-2621
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    MARK BALTUCH
         -------------------------------
Title:   CHIEF COMPL. OFFICER
         -------------------------------
Phone:   212-451-1100
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Mark Baltuch            New York, New York   August 6, 2010
   ------------------------------    ------------------   --------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   1
                                        --------------------

Form 13F Information Table Entry Total:             51
                                        --------------------

Form 13F Information Table Value Total:      $  434231
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

      1       28-2621                      EUCLID ADVISORS LLC
    -----        -----------------         ---------------------------------


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Zweig Advisers SEC Form 13F 06/30/2010


     Item 1                              Item 3          Item 4         Item 5         Item 6      Item 7     Item 8
----------------------------------------------------------------------------------------------------------------------
                                                         Market         Shares       Investment               Voting
Name of Issuer                            Cusip          Value          Owned        Discretion    Manager   Authority
-------------------------------------   ---------      ---------      ----------     -----------   -------   ---------
ALASKA AIR GROUP INC                    11659109         6427850          143000       (a)sole        n/a     (a)sole
ALCOA INC                               13817101         7263320          722000       (a)sole        n/a     (a)sole
ALTRIA GROUP INC                        02209S103       10861680          542000       (a)sole        n/a     (a)sole
AMKOR TECHNOLOGY INC                    31652100         5807540         1054000       (a)sole        n/a     (a)sole
AT&T INC                                00206R102       10256560          424000       (a)sole        n/a     (a)sole
AUTOZONE INC                            53332102         7922020           41000       (a)sole        n/a     (a)sole
BEST BUY CO INC                         86516101         6839720          202000       (a)sole        n/a     (a)sole
BIOGEN IDEC INC                         09062X103        7876700          166000       (a)sole        n/a     (a)sole
CATERPILLAR INC                         149123101        8650080          144000       (a)sole        n/a     (a)sole
CHESAPEAKE ENERGY CORP                  165167107        7290600          348000       (a)sole        n/a     (a)sole
CHEVRON CORP                            166764100        9568260          141000       (a)sole        n/a     (a)sole
CISCO SYSTEMS INC                       17275R102        8023215          376500       (a)sole        n/a     (a)sole
CITIGROUP INC                           172967101        7301920         1942000       (a)sole        n/a     (a)sole
CLOROX COMPANY                          189054109        8826720          142000       (a)sole        n/a     (a)sole
COMCAST CORP-CLASS A                    20030N101        8823960          508000       (a)sole        n/a     (a)sole
CONOCOPHILLIPS                          20825C104        9818000          200000       (a)sole        n/a     (a)sole
CONTINENTAL AIRLINES-CLASS B            210795308        8514000          387000       (a)sole        n/a     (a)sole
CORNING INC                             219350105        7768150          481000       (a)sole        n/a     (a)sole
DREYFUS-CS MG-IN                        26188J206       29373553        29373553       (a)sole        n/a     (a)sole
DRYSHIPS INC                            Y2109Q101        5072970         1421000       (a)sole        n/a     (a)sole
DU PONT (E.I.) DE NEMOURS               263534109        9546840          276000       (a)sole        n/a     (a)sole
EL PASO CORP                            28336L109        6910420          622000       (a)sole        n/a     (a)sole
EXELON CORP                             30161N101        9378590          247000       (a)sole        n/a     (a)sole
FOSTER WHEELER AG                       H27178104        6191640          294000       (a)sole        n/a     (a)sole
FREEPORT-MCMORAN COPPER                 35671D857        8219070          139000       (a)sole        n/a     (a)sole
GILEAD SCIENCES INC                     375558103        6547480          191000       (a)sole        n/a     (a)sole
GOLDMAN SACHS GROUP INC                 38141G104        7876200           60000       (a)sole        n/a     (a)sole
HALLIBURTON CO                          406216101        8101500          330000       (a)sole        n/a     (a)sole
HEWLETT-PACKARD CO                      428236103        8612720          199000       (a)sole        n/a     (a)sole
HUDSON CITY BANCORP INC                 443683107        9828720          803000       (a)sole        n/a     (a)sole
INTEL CORP                              458140100        8616350          443000       (a)sole        n/a     (a)sole
INTL BUSINESS MACHINES CORP             459200101        9384480           76000       (a)sole        n/a     (a)sole
JOHNSON & JOHNSON                       478160104        9508660          161000       (a)sole        n/a     (a)sole
L-3 COMMUNICATIONS HOLDINGS             502424104        7084000          100000       (a)sole        n/a     (a)sole
MASSEY ENERGY CO                        576206106        6481950          237000       (a)sole        n/a     (a)sole
MCDONALD'S CORP                         580135101        8760710          133000       (a)sole        n/a     (a)sole
MICROSOFT CORP                          594918104        7121595          309500       (a)sole        n/a     (a)sole
NOKIA CORP-SPON ADR                     654902204        6462950          793000       (a)sole        n/a     (a)sole
NUCOR CORP                              670346105        9263760          242000       (a)sole        n/a     (a)sole
OCCIDENTAL PETROLEUM CORP               674599105        8563650          111000       (a)sole        n/a     (a)sole
PEPSICO INC                             713448108        8776800          144000       (a)sole        n/a     (a)sole
PETROLEO BRASILEIRO S.A.-ADR            71654V408        6829680          199000       (a)sole        n/a     (a)sole
POTASH CORP OF SASKATCHEWAN             73755L107        7520128           87200       (a)sole        n/a     (a)sole
POWERSHARES QQQ NASDAQ 100              73935A104        8712840          204000       (a)sole        n/a     (a)sole
QUALCOMM INC                            747525103        9063840          276000       (a)sole        n/a     (a)sole
RESEARCH IN MOTION                      760975102        5861940          119000       (a)sole        n/a     (a)sole
TEMPLETON DRAGON FUND INC               88018T101        6346800          258000       (a)sole        n/a     (a)sole
UNION PACIFIC CORP                      907818108        9342144          134400       (a)sole        n/a     (a)sole
UNITEDHEALTH GROUP INC                  91324P102        8008800          282000       (a)sole        n/a     (a)sole
VERIZON COMMUNICATIONS INC              92343V104       10647600          380000       (a)sole        n/a     (a)sole
WILLIAMS COS INC                        969457100        8372240          458000       (a)sole        n/a     (a)sole
                                                       434230915